Taxation (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION [Abstract]
Components of income before income taxes
The components of income before income taxes are as follows (in thousands):

	Year ended December 31,
	2022	2023	2024
Income/(loss) before income tax expense
Income/(loss) from Chinese mainland operations	$37,146	$(22,560)	$(68,338)
Income from non-Chinese mainland operations	3,459	16,910	20,170

Total income/(loss) before income tax expense from continuing operations	$40,605	$(5,650)	$(48,168)

Income tax expense applicable to Chinese mainland operations
Current tax	$27,735	$22,701	$18,700
Deferred tax	22,524	24,728	17,785

Subtotal income tax expense applicable to Chinese mainland operations	50,259	47,429	36,485
Non-Chinese mainland income tax expense	7,534	12,850	15,300
Non-Chinese mainland withholding tax expense	153	141	285

Total income tax expense from continuing operations	$57,946	$60,420	$52,070

Combined effects of the income tax exemption and reduction available
The combined effects of the income tax exemption and reduction available to the Group are as follows (in thousands, except per share data):

	Year Ended December 31,
	2022	2023	2024
Tax holiday effect	$(6,282)	$(18,961)	$(22,072)
Basic net loss per share effect	(0.18)	(0.56)	(0.69)

Reconciliation between the U.S. federal statutory rate and the Group's effective tax rate
The following is reconciliation between the statutory rate and the Group’s effective tax rate. For 2022, 2023 and 2024, the statutory rate represented the Chinese mainland statutory rate of 25%. The table does not reflect any accruals related to the Toll Charge. See “
U.S. Corporate Income Tax
” and “
Treatment of Toll Charge Related to the U.S. TCJA.
”

	Year Ended December 31,
	2022	2023	2024
Statutory Rate:	25%	25%	25%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs (1)	15%	(335%)	(46%)
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs	0%	44%	11%
Effect of withholding taxes	56%	(331%)	(34%)
Changes in valuation allowance for deferred tax assets	116%	(1,077%)	(99%)
Research and development super-deduction (2)	(85%)	737%	82%
Others	(3%)	95%	(15%)

	124%	(842%)	(76%)

Note (1): The change in the regular income tax rate of
25
% to preferential income tax rates that Changyou’s subsidiaries and VIEs were entitled to as Software Enterprises for 2022 was included in the “Effect of tax holidays applicable to subsidiaries and consolidated VIEs” in the above table.
Note (2): Under Chinese mainland regulations issued in September 2022 that were applicable from October 1, 2022 to December 31, 2022, additional research and development expenses were eligible for deduction from taxable income.

Deferred tax assets and liabilities
Significant components of the Group’s deferred tax assets and liabilities consist of the following (in thousands):

	As of December 31,
	2023	2024
Deferred tax assets:
Net operating loss from operations	$367,024	$395,642
Accrued bonus and commissions	3,475	2,973
Intangible assets impairment	237	158
Others	9,472	8,190

Total deferred tax assets	380,208	406,963
Less: Valuation allowance	(371,532)	(400,000)

Net deferred tax assets	$8,676	$6,963

Deferred tax liabilities
Withholding tax for dividend	$(253,482)	$(265,863)
Others	(8,033)	(7,834)

Total deferred tax liabilities	$(261,515)	$(273,697)

Movement of valuation allowances for deferred tax asset
The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented (in thousands):

	Year Ended December 31,
	2022	2023	2024
Beginning balance	$289,097	$320,589	$371,532
Provision for the year	69,087	60,554	42,986
Reversal for the year	(12,844)	(4,134)	(9,076)
Foreign currency translation adjustment	(24,751)	(5,477)	(5,442)

Ending balance	$320,589	$371,532	$400,000

Uncertain tax positions
The following table summarizes the Group’s unrecognized tax benefit from January 1, 2022 to December 31, 2024 (in thousands):

	As of December 31,
	2022	2023	2024
Beginning balance	$193,918	$200,228	$212,859
Increases/(decrease) related to prior year tax positions	7,534	12,850	(820)
Foreign currency translation adjustment	(1,224)	(219)	(191)

Ending balance	$200,228	$212,859	$211,848